Consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Profit after tax from continuing operations	£ 618	£ 572
Profit after tax from discontinued operations	0	76
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains on pension assets and post-retirement benefit obligations	147	51
Net gains/(losses) in respect of cash flow hedging of capital expenditure	42	(25)
Tax on items that will never be reclassified to profit or loss	(54)	(8)
Total items from continuing operations that will never be reclassified to profit or loss	135	18
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	(588)	(799)
Exchange differences reclassified to the consolidated income statement on disposal	76	0
Net (losses)/gains in respect of cash flow hedges	(68)	78
Net gains/(losses) in respect of cost of hedging	35	(12)
Net gains on investments in debt instruments measured at fair value through other comprehensive income	13	13
Tax on items that may be reclassified subsequently to profit or loss	8	(17)
Total items from continuing operations that may be reclassified subsequently to profit or loss	(524)	(737)
Other comprehensive loss for the period, net of tax, from continuing operations	(389)	(719)
Other comprehensive loss for the period, net of tax, from discontinued operations	0	(10)
Other comprehensive loss for the period, net of tax	(389)	(729)
Total comprehensive income/(loss) for the period from continuing operations	229	(147)
Total comprehensive income for the period from discontinued operations	0	66
Total comprehensive income/(loss) for the period	229	(81)
Attributable to:
Equity shareholders of the parent from continuing operations	228	(147)
Equity shareholders of the parent from discontinued operations	0	66
Equity shareholders of the parent	228	(81)
Non-controlling interests	£ 1	£ 0